Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Templeton NVIT International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: TEMPLETON NVIT INTERNATIONAL VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies that are located in, or that derive at least 50% of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. Equity securities in which the Fund invests may include preferred stocks and convertible securities.

		In selecting securities for the Fund, the Fund’s subadviser applies a long-term “value” style of investing, which means investing in equity securities that the subadviser believes to be trading at prices that do not reflect a company’s intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary. The Fund’s subadviser seeks to identify companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth. The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive. From time to time, the Fund may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Convertible securities risk – the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Country or sector risks – if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such countries or sectors than funds that do not emphasize particular countries or sectors.

		If the value of the Fund’s investments goes down, you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments goes down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year.The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class III Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts.The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 16.00% – 3rd qtr. of 2010 Worst Quarter: -21.82% – 3rd qtr. of 2011
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Fund has not commenced offering Class Y, Class I, Class II or Class VI shares as of the date of this prospectus. Therefore, historical performance for each of these share classes is based on the performance of Class III shares. Performance for Class II and Class VI shares has been adjusted to reflect those share classes’ higher expenses than those of Class III shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class III shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund has not commenced offering Class Y, Class I, Class II or Class VI shares as of the date of this prospectus. Therefore, historical performance for each of these share classes is based on the performance of Class III shares. Performance for Class II and Class VI shares has been adjusted to reflect those share classes’ higher expenses than those of Class III shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class III shares.
Templeton NVIT International Value Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees	rr_RedemptionFeeOverRedemption		[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_AverageAnnualReturnYear01	(12.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2009
Templeton NVIT International Value Fund | Class I shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees	rr_RedemptionFeeOverRedemption		[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
1 Year	rr_AverageAnnualReturnYear01	(12.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2009
Templeton NVIT International Value Fund | Class II shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees	rr_RedemptionFeeOverRedemption		[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
1 Year	rr_AverageAnnualReturnYear01	(12.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2009
Templeton NVIT International Value Fund | Class III shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees	rr_RedemptionFeeOverRedemption	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
2010	rr_AnnualReturn2010	6.35%
2011	rr_AnnualReturn2011	(12.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.82%)
1 Year	rr_AverageAnnualReturnYear01	(12.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2009
Templeton NVIT International Value Fund | Class VI shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees	rr_RedemptionFeeOverRedemption	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
1 Year	rr_AverageAnnualReturnYear01	(12.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2009
Templeton NVIT International Value Fund | MSCI All Country World ex U.S. Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2009

[1]	(as a percentage of amount redeemed or exchanged within 60 days of purchase)